Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Debt	DEBT
As of June 30, 2021, and December 31, 2020, our debt was as follows:

(in thousands of $)	June 30, 2021	December 31, 2020
Gimi facility	(410,000)	(300,000)
2017 Convertible Bonds	(391,815)	(383,739)
Revolving Credit facility	(100,000)	(100,000)
$1.125 billion facility	(60,178)	(65,649)
Golar Arctic facility	(32,825)	(36,472)
Subtotal (excluding lessor VIE loans)	(994,818)	(885,860)
CSSC VIE loans (1)	(643,297)	(691,488)
ICBCL VIE loans (1)	(401,662)	(434,152)
AVIC VIE loan (1)	(114,656)	(104,807)
CCBFL VIE loan (1)	(90,178)	(90,178)
CMBL VIE loan (1)	(81,950)	(89,450)
COSCO Shipping VIE loan (1)	(79,437)	(83,596)
Total debt	(2,405,998)	(2,379,531)
Less: Deferred financing costs	26,417	28,749
Total debt, net of deferred financing costs	(2,379,581)	(2,350,782)

At June 30, 2021, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(507,985)	(815,113)	(1,323,098)
Long-term debt	(462,842)	(593,641)	(1,056,483)
Total	(970,827)	(1,408,754)	(2,379,581)
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 10).

Golar Bear facility
In June 2020, we refinanced the Golar Bear facility and concurrently entered into an agreement to bareboat charter the vessel with AVIC for $110.0 million with a drawdown $100.0 million. The facility has a term of seven years and bears a fixed interest rate of 4.64%. As of June 30, 2021, we drew down the remaining $10.0 million.
2017 Convertible Bonds
In February 2017, we closed a $402.5 million aggregate principal amount of 2.75% convertible senior unsecured notes (“2017 Convertible Bonds”) due in 2022. The conversion rate for the 2017 Convertible Bonds was initially equal to 26.5308 common shares per $1,000 principal amount of the bonds. This is equivalent to an initial conversion price of $37.69 per common share, or a 35% premium on the February 13, 2017 closing share price of $27.92. The conversion price is subject to adjustment for dividends paid. The holders of the 2017 Convertible Bonds can convert their notes at any time on or after August 15, 2021 using a settlement method as determined by us (either cash, issuance of our common shares, or a combination of cash and issuance of our common shares).